Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 8. Debt
Unsecured Notes Payable
On June 10, 2021, the Company issued $78.5 million in aggregate principal amount of its 6.00% notes due 2026 (the “initial note”), for net proceeds of $76.0 million after deducting underwriting commissions of $2.5 million, but before offering expenses payable by the Company. On June 25, 2021, the underwriters partially exercised their option to purchase an additional $6.6 million of the notes for net proceeds of $6.4 million (the “additional notes” and, together with the initial notes, the “notes”), after deducting underwriting commissions of $0.2 million, but before offering expenses payable by us, which closed on June 29, 2021. Interest on the notes is paid quarterly in arrears every March 30, June 30, September 30 and December 30, at a fixed rate of 6.00% per year, beginning September 30, 2021. The notes mature on June 30, 2026, unless redeemed earlier by the Company. The notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after June 10, 2023.
In connection with the issuance of the notes, the Company entered into (i) an Indenture, dated June 10, 2021 (the “Base Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), and (ii) the First Supplemental Indenture thereto, dated June 10, 2021 (the “Supplemental Indenture” and, collectively with the Base Indenture, the “Indenture”), by and between the Company and the Trustee. The Indenture contains certain covenants that, among other things, limit the ability of the Company, subject to exceptions, to make distributions in excess of 90% of the Company’s taxable income, incur indebtedness (as defined in the Indenture) or purchase shares of the Company’s capital stock unless the Company has an asset coverage ratio (as defined in the Indenture) of at least 150% after giving effect to such transaction. The Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable. As of March 31, 2022 and December 31, 2021, the Company was in compliance with the covenants included in the Indenture.
The table below presents detailed information regarding the unsecured notes payable at March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
	Principal Balance	Carrying Value (1)	Fair Value	Principal Balance	Carrying Value (1)	Fair Value
Unsecured notes payable	$85,125,000	$82,010,107	$84,239,700	$85,125,000	$81,856,799	$85,210,125

(1)
Amount is net of unamortized issue discount of $2.3 million and $2.4 million, and unamortized deferred financing costs of $0.8 million and $0.9 million as of March 31, 2022 and December 31, 2021, respectively.

Revolving Line of Credit
On March 12, 2021, Terra Mortgage Portfolio II, LLC, an indirect wholly-owned subsidiary of the Company, entered into a Business Loan and Security Agreement (the “Revolving Line of Credit”) with Western Alliance Bank (“WAB”) to provide for advances up to the lesser of $75.0 million or the amount determined by the borrowing base, which is based on the eligible assets pledged to the lender. Borrowings under the Revolving Line of Credit bear interest at an annual rate of LIBOR + 3.25% with a combined floor of 4.0% per annum. The Revolving Line of Credit was scheduled to mature on March 12, 2023. On January 4, 2022, the Company amended the Revolving Line of Credit to increase the maximum amount available to $125.0 million and extended the maturity date of the facility to March 12, 2024 with an annual
12-month
extension available at the Company’s option, which are subject to certain conditions.
In connection with the Revolving Line of Credit, the Company entered into a limited guaranty (the “Guaranty”) in favor of WAB, pursuant to which the Company will guarantee the payment of up to 25% of the amount outstanding under the Revolving Line of Credit. Under the Revolving Line of Credit and the Guaranty, the Company will be required to maintain (i) a minimum total net worth of $250.0 million; (ii) a $3.5 million quarterly operating profit, as defined within the agreement; and (iii) a ratio of total debt to total net worth of no more than 2.50 to 1.00. As of March 31, 2022 and December 31, 2021, the Company was in compliance with these covenants.
The Revolving Line of Credit contains terms, conditions, covenants, and representations and warranties that are customary and typical for a transaction of this nature. The Revolving Line of Credit contains various affirmative and negative covenants, including maintenance of a debt to total net worth ratio and limitations on the incurrence of liens and indebtedness, loans, distributions, change of management and ownership, changes in the nature of business and transactions with affiliates.
The Revolving Line of Credit also includes customary events of default, including a cross-default provision applicable to debt obligations of Terra Mortgage Portfolio II, LLC or the Company. The occurrence of an event of default may result in termination of the Revolving Line of Credit and acceleration of amounts due under the Revolving Line of Credit.
In connection with the closing of the Revolving Line of Credit, the Company also incurred financing fees of $0.6 million, to be amortized to interest expense over the life of the Revolving Line of Credit.

The following tables present detailed information with respect to each borrowing under the Revolving Line of Credit as of March 31, 2022 and December 31, 2021 :

	March 31, 2022
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$19,760,033	$19,934,619	$19,993,943	$13,832,023
606 Fayetteville LLC and 401 E. Lakewood LLC	17,536,492	17,663,959	17,690,666	10,521,896
AAESUF Property LLC	16,800,000	16,849,956	17,456,207	9,240,000
AARSHW Property LLC	18,771,608	18,541,648	18,911,932	13,156,108
Austin H. I. Borrower LLC	13,695,947	13,824,587	13,832,906	8,172,000
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,846,216	8,854,524	8,886,221	6,192,351
The Lux Washington, LLC	7,424,855	7,376,668	7,489,172	3,839,171

	$102,835,151	$103,045,961	$104,261,047	$64,953,549

	December 31, 2021
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$17,540,875	$17,669,303	$17,781,285	$12,278,613
606 Fayetteville LLC and 401 E. Lakewood LLC	16,829,962	16,935,803	16,974,601	10,312,187
Austin H. I. Borrower LLC	13,625,000	13,725,690	13,735,569	7,493,750
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,607,092	8,605,341	8,645,413	6,024,965
The Lux Washington, LLC	3,523,401	3,382,683	3,553,330	2,466,380

	$60,126,330	$60,318,820	$60,690,198	$38,575,895

For the three months ended March 31, 2022 and 2021, the Company received proceeds from the Revolving Line of Credit of $26.4 million and $8.0 million, respectively, and did not make any repayments.
Term Loan
On September 3, 2020, Terra Mortgage Capital I, LLC (the “Issuer”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Indenture and Credit Agreement (the “Indenture and Credit Agreement”) with Goldman Sachs Bank USA, as initial lender (“Goldman”) and Wells Fargo Bank, National Association, as the trustee, custodian, collateral agent, loan agent and note administrator (“Wells Fargo”). The Indenture and Credit Agreement provided for (A) the borrowing by the Issuer from Goldman of approximately $103.0 million under a floating rate loan (the “Term Loan”) and (B) the issuance by the Issuer to Terra Mortgage Portfolio I, LLC (the “Class B Holder”) of an aggregate of approximately $76.7 million principal amount of Class B Income Notes due 2025 (the “Class B Notes” and, together with the Term Loan, the “Debt”). The stated maturity date of the Debt was March 14, 2025. On February 18, 2022, the Company refinanced the Term Loan with a new repurchase agreement (see “
Goldman Master Repurchase Agreement
” below). The Term Loan bore interest at a variable rate initially equal to LIBOR (the “Benchmark Rate”) (but not less than 1.0% per annum), plus a margin of 4.25% per annum (plus 0.50% on and after the payment date in October 2022, plus 0.25% on and after the payment date in October 2023), payable each month, on the day specified in the Indenture and

Credit Agreement beginning in September 2020 (each a “Payment Date”). The Company accounted for the step-up
in interest rate using the effective interest rate method. In connection with the refinancing, the Company reversed the previously accrued step-up
interest of $0.4 million.
In connection with the Indenture and Credit Agreement, the Company entered into a non-recourse
carveout Guaranty (the “Guaranty”) in favor of Goldman, pursuant to which the Company guaranteed the payment of certain losses, damages, costs, expenses, and other obligations incurred by Goldman in connection with the occurrence of fraud, intentional misrepresentation, or willful misconduct by the Issuer, Class B Holder or the Company, and certain other occurrences including breaches of certain provisions under the Indenture and Credit Agreement. The Company also guaranteed the payment of the aggregate outstanding amount of the Term Loan upon the occurrence of certain bankruptcy events. Under the Guaranty, the Company was required to maintain (a) a minimum tangible net worth in an amount not less than seventy-five percent (75%) of its tangible net worth as of September 3, 2020, (b) a minimum liquidity of $10 million, and (c) an EBITDA to interest expense ratio of not less than 1.5 to 1.0. Failure to satisfy such maintenance covenants would constitute an event of default under the Indenture and Credit Agreement. On February 18, 2022, the Company refinanced the Term Loan with a new repurchase agreement and expects continued covenant compliance under the terms of the new repurchase agreement.
The following tables present detailed information with respect to each borrowing under the Term Loan as of December 31, 2021:

	December 31, 2021
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,902,354	$22,594,654	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,289,288	53,536,884	52,031,363	31,283,661
AGRE DCP Palm Springs, LLC	43,222,381	43,669,992	43,829,842	23,146,265
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,124	18,055,377	10,800,000
University Park Berkeley, LLC	25,815,378	25,991,962	26,015,500	14,853,544

	$163,127,047	$164,142,316	$162,526,736	$93,763,470

For the three months ended March 31, 2022 and 2021, the Company made repayments on the Term Loan of $93.8 million and $2.6 million, respectively, and received proceeds from borrowings under the Term Loan of $0 and $1.5 million, respectively.
Repurchase Agreements
UBS Master Repurchase Agreement
On November 8, 2021, Terra Mortgage Capital III, LLC (the “Seller”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Uncommitted Master Repurchase Agreement (the “UBS Master Repurchase Agreement”) with UBS AG ( the “Buyer”). The UBS Master Repurchase Agreement provides for advances of up to $195 million in the aggregate, which the Company expects to use to finance certain secured performing commercial real estate loans, including senior mortgage loans, where the underlying mortgaged properties consist of value-added assets with loan-to-value
ratio between 65% and 80% that are typically yielding between 2.5% and 5.0%.
Advances under the UBS Master Repurchase Agreement accrue interest at a per annum pricing rate equal to the sum of (i) the
30-day
LIBOR or Term SOFR if LIBOR is not available and (ii) the applicable spread, which ranges from 1.60% to 2.25%, and have a maturity date of November 7, 2024. The actual terms of financing for each asset will be determined at the time of financing in accordance with the UBS Master Repurchase Agreement. Subject to satisfaction of certain conditions, the Seller may extend the maturity date of the UBS Master Repurchase Agreement annually thereafter on mutually agreeable terms. In connection with the UBS Master Repurchase Agreement, the Company incurred deferred financing costs of $0.6 million, which are being amortized to interest expense over the term of the facility.
The UBS Master Repurchase Agreement contains margin call provisions that provide the Buyer with certain rights in the event of a decline in the credit of the underlying assets purchased under the UBS Master Repurchase Agreement. Upon the occurrence of a margin deficit event, the Buyer may require the Seller to make a payment to reduce the purchase price to eliminate any margin deficit.
In connection with the UBS Master Repurchase Agreement, the Company entered into a Guarantee Agreement in favor of the Buyer (the “UBS Guarantee Agreement”), pursuant to which the Company will guarantee the payment of up to 25% of the amount outstanding under the UBS Master Repurchase Agreement. The UBS Master Repurchase Agreement and the UBS Guarantee Agreement contain various representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5%
of the then-current outstanding amount under the UBS Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the UBS Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00, and as of March 31, 2022 and December 31, 2021, the Company was in compliance with these covenants.
The following table presents detailed information with respect to each borrowing under the UBS Master Repurchase Agreement as of March 31, 2022 and December 31, 2021:

	March 31, 2022
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,468,000	$40,197,784	$40,222,586	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,529,857	28,861,172	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)
Grandview’s Madison Place, LLC	17,000,000	17,111,299	17,111,299	3/7/2022	13,600,000	Term SOFR + 1.965%

	$84,468,000	$85,838,940	$86,195,057		$58,169,600

	December 31, 2021
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,384,000	$40,089,153	$40,130,448	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,420,056	28,851,547	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)

	$67,384,000	$68,509,209	$68,981,995		$44,569,600

For the three months ended March 31, 2022, the Company borrowed $13.6 million under the UBS Master Repurchase Agreement for the financing of a new investment, and did not make any repayments.
Goldman Master Repurchase Agreement
On February 18, 2022, Terra Mortgage Capital I, LLC (the “GS Seller”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Uncommitted Master Repurchase and Securities Contract Agreement (the “Repurchase Agreement”) with Goldman Sachs Bank USA ( the “GS Buyer”). The Repurchase Agreement provides for advances of up to $200.0 million in the aggregate, which the Company expects to use to finance the originations of certain secured performing commercial real estate loans and the acquisitions of certain secured non-performing
commercial real estate loans. The Repurchase Agreement replaced the Term Loan, at which time all Mortgage Assets under the Term Loan were assigned as purchased assets under the Repurchase Agreement.
Advances under the Repurchase Agreement accrue interest at a per annum pricing rate equal to the sum of (i) Term SOFR (subject to underlying loan floors on a case-by-case
basis) and (ii) the applicable spread, which ranges from 1.75% to 3.00%, and have a maturity date of February 18, 2024. The actual terms of financing for each asset will be determined at the time of financing in accordance with the Repurchase Agreement. Subject to satisfaction of certain conditions, the GS Seller may extend the maturity date of the Repurchase Agreement for another
12-month
term. In connection with the Repurchase Agreement, the Company incurred financing costs of $0.6 million, which are being amortized to interest expense over the term of the facility. Additionally, because the Repurchase Agreement was accounted for as a loan modification of the Term Loan, the remaining unamortized deferred financing fees of $1.7 million under the Term Loan were carried over to the Repurchase Agreement to be amortized over the life of the Repurchase Agreement.
The Repurchase Agreement contains margin call provisions that provide the GS Buyer with certain rights in the event of a decline in debt yield, loan-to-value
ratio, and value of the underlying loans purchased under the Repurchase Agreement. Upon the occurrence of a margin deficit event, the GS Buyer may require the GS Seller to make a payment to reduce the purchase price to eliminate any margin deficit.
In connection with the Repurchase Agreement, the Company entered into a Guarantee Agreement in favor of the GS Buyer (the “Guarantee Agreement”), pursuant to which the Company will guarantee the obligations of the GS Seller under the Repurchase Agreement. Subject to certain exceptions, the maximum liability under the Repurchase Agreement will not exceed 25% of the then currently outstanding repurchase obligations for performing loans and 50% of the then currently outstanding repurchase obligations for non-performing
loans under the Repurchase Agreement.

The Repurchase Agreement and the Guarantee Agreement contain various representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Repurchase Agreement; (ii) total liquidity in an amount equal to or greater than the lesser of $15 million or 10% of the then-current outstanding amount under the Repurchase Agreement (iii) tangible net worth at an amount no less than 75% of that at closing; (iv) an EBITDA to adjusted interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than
3.00
to 1.00. as of March 31, 2022, the Company was in compliance with these covenants.
The following table presents detailed information with respect to each borrowing under the Repurchase Agreement as of March 31, 2022:

	March 31, 2022
	Collateral			Borrowings Under Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
330 Tryon DE LLC	$22,800,000	$22,903,651	$22,638,331	2/18/2022	$18,240,000	Term SOFR +2.015% (0.10% floor)
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,970,491	54,221,854	53,083,178	2/18/2022	40,285,866	Term SOFR + 2.465%
AGRE DCP Palm Springs, LLC	43,222,381	43,696,133	43,738,712	2/18/2022	28,094,548	Term SOFR + 1.315% (1.80% floor)
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,590	18,049,540	2/18/2022	14,400,000	Term SOFR +0.865% (1.50% floor)
University Park Berkeley, LLC	25,815,378	25,995,342	26,008,381	2/18/2022	17,329,135	Term SOFR + 1.365% (1.50% floor)

	$163,808,250	$164,858,570	$163,518,142		$118,349,549

For the three months ended March 31, 2022, the Company borrowed $118.3 million under the Repurchase Agreement and did not make any repayments.
Mortgage Loan Payable
As of March 31, 2022, the Company had a $31.8 million mortgage loan payable collateralized by a multi-tenant office building that the Company acquired through foreclosure. The following table presents certain information about the mortgage loan payable as of March 31, 2022 and December 31, 2021:

	Current Interest Rate	Maturity Date	March 31, 2022			December 31, 2021
Lender			Principal Amount	Carrying Value	Carrying Value of Collateral	Principal Amount	Carrying Value	Carrying Value of Collateral
Centennial Bank	LIBOR + 3.85% (LIBOR Floor of 2.23%)	September 27, 2022	$31,757,725	$31,963,840	$44,627,576	$31,962,692	$32,134,295	$46,067,129

Scheduled Debt Principal Payments
Scheduled debt principal payments for each of the five calendar years following March 31, 2022 are as follows:

Years Ending December 31,	Total
2022 (April 1 to December 31)	$31,757,725
2023	—
2024	241,472,698
2025	—
2026	85,125,000
2027	—
Thereafter	—

358,355,423
Unamortized deferred financing costs	(6,269,467)

Total	$352,085,956

At March 31, 2022 and December 31, 2021, the unamortized deferred debt issuance costs were $6.3 million and $5.9 million, respectively.
Obligations Under Participation Agreements and Secured Borrowing
As discussed in Note 2, the Company follows the guidance in ASC 860 when accounting for loan participations and loans sold. Such guidance requires the transferred interests meet certain criteria in order for the transaction to be recorded as a sale. Loan participations and loans transferred from the Company which do not qualify for sale treatment remain on the Company’s consolidated balance sheets and the proceeds are recorded as obligations under participation agreements or secured borrowing, as applicable. As of March 31, 2022 and December 31, 2021, obligations under participation agreements had a carrying value of approximately $58.6 million and $42.2 million, respectively, and the carrying value of the loans that are associated with these obligations under participation agreements was approximately $124.6 million and $101.0 million, respectively, (see “
Participation Agreements
” in Note 7). Additionally, as of March 31, 2022 and December 31, 2021, secured borrowing had a carrying value of approximately $37.5 million and $34.6 million, and the carrying value of the loan that is associated with the secured borrowing was $54.4 million and $50.3 million, respectively. The weighted-average interest rate on the obligations under participation agreements and secured borrowing was approximately 11.1% and 10.4% as of March 31, 2022 and December 31, 2021, respectively.

Note 9. Debt
Unsecured Notes Payable
On June 10, 2021, the Company issued $78.5 million in aggregate principal amount of its 6.00% notes due 2026 (the “initial note”), for net proceeds of $76.0 million after deducting underwriting commissions of $2.5 million, but before offering expenses payable by the Company. On June 25, 2021, the underwriters partially exercised their option to purchase an additional $6.6 million of the notes for net proceeds of $6.4 million (the “additional notes” and, together with the initial notes, the “notes”), after deducting underwriting commissions of $0.2 million, but before offering expenses payable by us, which closed on June 29, 2021. Interest on the notes is paid quarterly in arrears every March 30, June 30, September 30 and December 30, at a fixed rate of 6.00% per year, beginning September 30, 2021. The notes mature on June 30, 2026, unless redeemed earlier by the Company. The notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after June 10, 2023.
In connection with the issuance of the notes, the Company entered into (i) an Indenture, dated June 10, 2021 (the “Base Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), and (ii) the First Supplemental Indenture thereto, dated June 10, 2021 (the “Supplemental Indenture” and, collectively with the Base Indenture, the “Indenture”), by and between the Company and the Trustee. The Indenture contains certain covenants that, among other things, limit the ability of the Company, subject to exceptions, to make distributions in excess of 90% of the Company’s taxable income, incur indebtedness (as defined in the Indenture) or purchase shares of the Company’s capital stock unless the Company has an asset coverage ratio (as defined in the Indenture) of at least 150% after giving effect to such transaction. The Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable. As of December 31, 2021, the Company was in compliance with the covenants included in the Indenture.

The table below presents detailed information regarding the unsecured notes payable at December 31, 2021:

	December 31, 2021
	Principal Balance	Carrying Value (1)	Fair Value
Unsecured notes payable	$85,125,000	$81,856,799	$85,210,125

(1)	Amount is net of unamortized issue discount of $2.4 million and unamortized deferred financing costs of $0.9 million.
Revolving Line of Credit
On March 12, 2021, Terra Mortgage Portfolio II, LLC, an indirect wholly-owned subsidiary of the Company, entered into a Business Loan and Security Agreement (the “Revolving Line of Credit”) with Western Alliance Bank (“WAB”) to provide for advances up to the lesser of $75.0 million or the amount determined by the borrowing base, which is based on the eligible assets pledged to the lender. Borrowings under the Revolving Line of Credit bear interest at an annual rate of LIBOR + 3.25% with a combined floor of 4.0% per annum. The Revolving Line of Credit was scheduled to mature on March 12, 2023. On January 4, 2022, the Company amended the Revolving Line of Credit and the Security Agreement to increase the maximum amount available to $125.0 million and extended the maturity date of the facility to March 12, 2024 with an annual
12-month
extension available at the Company’s option, which are subject to certain conditions.
In connection with the Revolving Line of Credit, the Company entered into a limited guaranty (the “Guaranty”) in favor of WAB, pursuant to which the Company will guarantee the payment of up to 25% of the amount outstanding under the Revolving Line of Credit. Under the Revolving Line of Credit and the Guaranty, the Company will be required to maintain (i) a minimum total net worth of $250.0 million; (ii) a $2.0 million quarterly operating profit, as defined within the agreement; and (iii) a ratio of total debt to total net worth of no more than 2.50 to 1.00. As of December 31, 2021, the Company is in compliance with these covenants.
The Revolving Line of Credit contains terms, conditions, covenants, and representations and warranties that are customary and typical for a transaction of this nature. The Revolving Line of Credit contains various affirmative and negative covenants, including maintenance of a debt to total net worth ratio and limitations on the incurrence of liens and indebtedness, loans, distributions, change of management and ownership, changes in the nature of business and transactions with affiliates.
The Revolving Line of Credit also includes customary events of default, including a cross-default provision applicable to debt obligations of Terra Mortgage Portfolio II, LLC or the Company. The occurrence of an event of default may result in termination of the Revolving Line of Credit and acceleration of amounts due under the Revolving Line of Credit.
In connection with the closing of the Revolving Line of Credit, the Company also incurred financing fees of $0.6 million, to be amortized to interest expense over the life of the Revolving Line of Credit.
The following tables present detailed information with respect to each borrowing under the Revolving Line of Credit as of December
31
,
2021
:

	December 31, 2021
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$17,540,875	$17,669,303	$17,781,285	$12,278,613
606 Fayetteville LLC and 401 E. Lakewood LLC	16,829,962	16,935,803	16,974,601	10,312,187
Austin H. I. Borrower LLC	13,625,000	13,725,690	13,735,569	7,493,750
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,607,092	8,605,341	8,645,413	6,024,965
The Lux Washington, LLC	3,523,401	3,382,683	3,553,330	2,466,380

	$60,126,330	$60,318,820	$60,690,198	$38,575,895

For the year ended December 31, 2021, the Company received proceeds from the Revolving Line of Credit of $38.6 million and did not make any repayments.
Term Loan
On September 3, 2020, Terra Mortgage Capital I, LLC (the “Issuer” or the “Seller”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Indenture and Credit Agreement (the “Indenture and Credit Agreement”) with Goldman Sachs Bank USA, as initial lender (“Goldman”) and Wells Fargo Bank, National Association, as the trustee, custodian, collateral agent, loan agent and note administrator (“Wells Fargo”). The Indenture and Credit Agreement provides for (A) the borrowing by the Issuer from Goldman of approximately $103.0 million under a floating rate loan (the “Term Loan”) and (B) the issuance by the Issuer to Terra Mortgage Portfolio I, LLC (the “Class B Holder”) of an aggregate of approximately $76.7 million principal amount of Class B Income Notes due 2025 (the “Class B Notes” and, together with the Term Loan, the “Debt”). The Class B Holder is the parent of the Issuer and a wholly-owned subsidiary of the Company, and the sole holder of the Class B Notes. The Class B Holder is consolidated by the Company and the Term Loan represents amount due to Goldman under the Indenture and Credit Agreement. In addition, pursuant to the terms and conditions of the Indenture and Credit Agreement, Goldman has agreed to provide $3.6 million of additional future advances (the “Committed Advances”), and may provide up to $11.6 million of additional future discretionary advances, in connection with certain outstanding funding commitments under mortgage assets owned by the Issuer and financed under the Indenture and Credit Agreement (the “Mortgage Assets”).
The stated maturity date of the Debt was March 14, 2025. On February 18, 2022, the Company refinanced the Term Loan with a new repurchase agreement (see Note 12). The Term Loan bore interest at a variable rate initially equal to LIBOR (the “Benchmark Rate”) (but not less than 1.0% per annum), plus a margin of 4.25% per annum (plus 0.50% on and after the payment date in October 2022, plus 0.25% on and after the payment date in October 2023), payable each month, on the day specified in the Indenture and Credit Agreement beginning in September 2020 (each a “Payment Date”).
The Indenture and Credit Agreement is a term loan and does not contain any mark-to-market
or margin provisions. Within a specified period following a monetary or material non-monetary
default under a Mortgage Asset, the Class B Holder is required to prepay the portion of the Term Loan that is allocable to such Mortgage Asset (such prepayment is without premium, yield maintenance or other penalty). In connection with entering into the Indenture and Credit Agreement, the Company incurred $2.4 million of deferred financing costs, including a $1.3 million upfront fee paid to Goldman, which are being amortized to interest expense over the term of the facility. The Issuer also pays, with respect to the Committed Advances, an annual fee, payable monthly, equal to the Benchmark Rate or Alternate Benchmark Rate, as applicable, subject to a floor of 1.0% per annum, plus 4.25%.
In connection with the Indenture and Credit Agreement, the Company entered into a non-recourse
carveout Guaranty (the “Guaranty”) in favor of Goldman, pursuant to which the Company guarantees the payment of certain losses, damages, costs, expenses, and other obligations incurred by Goldman in connection with the occurrence of fraud, intentional misrepresentation, or willful misconduct by the Issuer, Class B Holder or the Company, and certain other occurrences including breaches of certain provisions under the Indenture and Credit Agreement. The Company also guarantees the payment of the aggregate outstanding amount of the Term Loan upon the occurrence of certain bankruptcy events. Under the Guaranty, the Company is required to maintain (a) a minimum tangible net worth in an amount not less than seventy-five percent (75%) of its tangible net worth as of September 3, 2020, (b) a minimum liquidity of $10 million, and (c) an EBITDA to interest expense ratio of not less than 1.5 to 1.0. Failure to satisfy such maintenance covenants would constitute an event of default under the Indenture and Credit Agreement. On February 18, 2022, the Company refinanced the Term Loan with a new repurchase agreement (see Note 12) and expects continued covenant compliance under the terms of the new repurchase agreement. As of December 31, 2020, the Company was in compliance with these covenants.
The Term Loan is secured by first-priority security interests in substantially all of the assets of the Issuer, including all of the Mortgage Assets (other than excluded property and subject to certain permitted liens), including specified cash accounts that include the accounts into which Mortgage Asset proceeds are or will be paid. The Mortgage Assets are serviced and administered by an independent third-party servicer.
The principal and interest on the Term Loan are repaid before repayment of the principal on the Class B Notes on each payment date of each month in accordance with the priority of payments as set forth in the Indenture and Credit Agreement, beginning in September 2020. Such payments are subject to certain fees for taxes, filings and administrative expenses. Upon the occurrence of a Term Loan Principal Trigger Event (as defined below), 100% of the payment of the principal proceeds are applied to the Term Loan principal after payment of certain fees and other amounts as described in the Indenture and Credit Agreement. A “Term Loan Principal Trigger Event” means as of any date of determination, an event that will be deemed to have occurred on the first date on which the aggregate principal balance of the Mortgage Assets is less than or equal to the product of (x) 75% multiplied by (y) the aggregate principal balance of the Mortgage Assets as of the closing date, plus any future advances made on such Mortgage Assets prior to such date of determination. As of December 31, 2021 and 2020, there was no Term Loan Principal Trigger Event. The Class B Notes and the Term Loan are redeemable by the Issuer upon the occurrence of certain tax events in accordance with the terms and provisions of the Indenture and Credit Agreement.
The following tables present detailed information with respect to each borrowing under the Term Loan as of December
31
,
2021
and
2020
:

	December 31, 2021
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,902,354	$22,594,654	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,289,288	53,536,884	52,031,363	31,283,661
AGRE DCP Palm Springs, LLC	43,222,381	43,669,992	43,829,842	23,146,265
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,124	18,055,377	10,800,000
University Park Berkeley, LLC	25,815,378	25,991,962	26,015,500	14,853,544

	$163,127,047	$164,142,316	$162,526,736	$93,763,470

	December 31, 2020
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,901,294	$22,869,879	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	50,808,453	51,068,554	50,982,247	29,897,848
AGRE DCP Palm Springs, LLC	45,294,097	45,506,051	45,519,030	24,894,939
MSC Fields Peachtree Retreat, LLC	23,308,334	23,437,198	23,428,860	13,985,001
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,039,456	17,994,495	10,800,000
University Park Berkeley, LLC	23,990,786	24,131,808	24,162,710	14,326,663

	$184,201,670	$185,084,361	$184,957,221	$107,584,451

(1)	Borrowings under the Term Loan bear interest at LIBOR plus 4.25% with a LIBOR floor of 1.00%, or 5.25% as of both December 31, 2021 and 2020, using LIBOR of 0.10% and 0.14%, respectively.
(2)	The maturity of the Term Loan is March 14, 2025, however the maturity of each borrowing under the Term Loan matches the maturity of the respective Mortgage Asset.
For the year ended December 31, 2021, the Company received proceeds from borrowings under the Term Loan of $2.8 million and made repayment of $16.6 million. As of December 31, 2021, the remaining amount for Committed Advances and discretionary advances was $0.4 million and $6.6 million, respectively.
Repurchase Agreements
UBS Master Repurchase Agreement
On November 8, 2021, Terra Mortgage Capital III, LLC (the “Seller”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Uncommitted Master Repurchase Agreement (the “UBS Master Repurchase Agreement”) with UBS AG ( the “Buyer”). The UBS Master Repurchase Agreement provides for advances of up to $195 million in the aggregate, which the Company expects to use to finance certain secured performing commercial real estate loans, including senior mortgage loans, where the underlying mortgaged properties consist of value-added assets with loan-to-value
ratio between 65% and 80% that are typically yielding between 2.5% and 5.0%.
Advances under the UBS Master Repurchase Agreement accrue interest at a per annum pricing rate equal to the sum of (i) the
30-day
LIBOR and (ii) the applicable spread, which ranges from 1.60% to 1.85%, and have a maturity date of November 7, 2024. The actual terms of financing for each asset will be determined at the time of financing in accordance with the UBS Master Repurchase Agreement. Subject to satisfaction of certain conditions, the Seller may extend the maturity date of the UBS Master Repurchase Agreement annually thereafter on mutually agreeable terms. In connection with the UBS Master Repurchase Agreement, the Company incurred deferred financing costs of $0.6 million, which are being amortized to interest expense over the term of the facility.
The UBS Master Repurchase Agreement contains margin call provisions that provide the Buyer with certain rights in the event of a decline in the credit of the underlying assets purchased under the UBS Master Repurchase Agreement. Upon the occurrence of a margin deficit event, the Buyer may require the Seller to make a payment to reduce the purchase price to eliminate any margin deficit.
In connection with the UBS Master Repurchase Agreement, the Company entered into a Guarantee Agreement in favor of the Buyer (the “UBS Guarantee Agreement”). The UBS Master Repurchase Agreement and the UBS Guarantee Agreement contain various representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00, and as of December 31, 2021, the Company was in compliance with these covenants.
The following table presents detailed information with respect to each borrowing under the UBS Master Repurchase Agreement as of December 31, 2021:

	December 31, 2021
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,384,000	$40,089,153	$40,130,448	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,420,056	28,851,547	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)

	$67,384,000	$68,509,209	$68,981,995		$44,569,600

For the year ended December 31, 2021, the Company borrowed $44.6 million under the UBS Master Repurchase Agreement for the financing of new and follow-on
investments, and did not make any repayments.
Goldman Master Repurchase Agreement
On December 12, 2018, Terra Mortgage Capital I, LLC entered into an Uncommitted Master Repurchase Agreement (the “Goldman Master Repurchase Agreement”) with Goldman Sachs Bank USA. The Goldman Master Repurchase Agreement provided for advances of up to $150.0 million in the aggregate, which the Company used to finance certain secured performing commercial real estate loans.
Advances under the Goldman Master Repurchase Agreement accrued interest at a per annum pricing rate equal to the sum of (i) the
30-day
LIBOR and (ii) the applicable spread, and had a maturity date of
December 12, 2020
. The actual terms of financing for each asset was determined at the time of financing in accordance with the Goldman Master Repurchase Agreement.
The Goldman Master Repurchase Agreement contained margin call provisions that provide Goldman with certain rights in the event of a decline in the market value of the assets purchased under the Goldman Master Repurchase Agreement. Upon the occurrence of a margin deficit event, Goldman required the Seller to make a payment to reduce the outstanding obligation to eliminate any margin deficit. For the period from January 1, 2020 to the date of the termination of the Goldman Master Repurchase Agreement on September 3, 2020, the Company received a margin call on one of the borrowings and as a result, made a repayment of $3.4 million to reduce the outstanding obligation under the Goldman Master Repurchase Agreement.
On September 3, 2020, the Company terminated the Goldman Master Repurchase Agreement and replaced it with the Term Loan as described above. In connection with the termination of the Goldman Master Repurchase Agreement, the Issuer repurchased all of its assets sold to Goldman pursuant to the Goldman Master Repurchase Agreement with the proceeds from the Term Loan, and Goldman released all security interests in such assets. In addition, Goldman unconditionally released the Company from, and terminated, the Guarantee Agreement in favor of Goldman, dated as of December 12, 2018, which provided for the guarantee by the Company of the obligations of the Issuer under the Goldman Master Repurchase Agreement, subject to certain exceptions and limitations.
For the year ended December 31, 2020, the Company received proceeds from borrowings under the Goldman Master Repurchase Agreement of $22.9 million and made repayments of $104.0 million.
Revolving Credit Facility
On June 20, 2019, Terra LOC Portfolio I, LLC, a special-purpose indirect wholly-owned subsidiary of the Company, entered into a credit agreement with Israel Discount Bank of New York to provide for revolving credit loans of up to $35.0 million in the aggregate (“Revolving Credit Facility”), which the Company expects to use for short term financing needed to bridge the timing of anticipated loans repayments and funding obligations. Borrowings under the Revolving Credit Facility can be either prime rate loans or LIBOR rate loans and accrue interest at an annual rate of prime rate plus 1% or LIBOR plus 4% with a floor of 6%. The Revolving Credit Facility was scheduled to mature on June 20, 2020. The Revolving Credit Facility was amended to extend the maturity to October 2, 2020. On October 2, 2020, the Company amended the Revolving Credit Facility and reduced the commitment amount to $15.0 million. In connection with this amendment, the interest rate was changed to prime rate plus 1% or LIBOR plus 4% with a floor of 4.5% and the maturity was extended to September 2, 2021. On March 16, 2021, the Revolving Credit Facility was terminated. There were no amounts outstanding under the Revolving Credit Facility at December 31, 2020.
For the year ended December 31, 2020, the Company received proceeds $35.0 million from borrowings under the Revolving Credit Facility, all of which were repaid in the same period.
Mortgage Loan Payable
As of December 31, 2021, the Company had a $32.0 million mortgage loan payable collateralized by a multi-tenant office building that the Company acquired through foreclosure. The following table presents certain information about the mortgage loan payable as of December 31, 2021 and 2020:

			December 31, 2021			December 31, 2020
Lender	Current Interest Rate	Maturity Date	Principal Amount	Carrying Value	Carrying Value of Collateral	Principal Amount	Carrying Value	Carrying Value of Collateral
Centennial Bank	LIBOR + 3.85% (LIBOR Floor of 2.23%)	September 27, 2022	$31,962,692	$32,134,295	$46,067,129	$44,020,225	$44,117,293	$49,533,733
Scheduled Debt Principal Payments
Scheduled debt principal payments for each of the five calendar years following December 31, 2021 are as follows:

Years Ending December 31,	Total
2022	$31,962,692
2023	38,575,895
2024	100,333,261
2025	37,999,809
2026	85,125,000
Thereafter	—

293,996,657
Unamortized deferred financing costs	(5,904,421)

Total	$288,092,236

At December 31, 2021 and 2020, the unamortized deferred debt issuance costs were $5.9 million and $2.2 million, respectively.
Obligations Under Participation Agreements and Secured Borrowing
As discussed in Note 2, the Company follows the guidance in ASC 860 when accounting for loan participations and loans sold. Such guidance requires the transferred interests meet certain criteria in order for the transaction to be recorded as a sale. Loan participations and loans transferred from the Company which do not qualify for sale treatment remain on the Company’s consolidated balance sheets and the proceeds are recorded as obligations under participation agreements or secured borrowing, as applicable. As of December 31, 2021 and 2020, obligations under participation agreements had a carrying value of approximately $42.2 million and $71.6 million, respectively, and the carrying value of the loans that are associated with these obligations under participation agreements was approximately $101.0 million and $168.6 million, respectively, (see “
Participation Agreements
” in Note 8). Additionally, as of December 31, 2021 and 2020, secured borrowing had a carrying value of approximately $34.6 million and $18.2 million, and the carrying value of the loan that is associated with the secured borrowing was $50.3 million and $26.4 million, respectively. The weighted-average interest rate on the obligations under participation agreements and secured borrowing was approximately 10.4% and 10.2% as of December 31, 2021 and 2020, respectively.